Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	AUSTRIA — 1.2%
2,815	DO & Co. A.G.	$474,344
	BRAZIL — 6.9%
108,001	Cury Construtora e Incorporadora S.A.	423,893
410,980	Dexco S.A.	531,145
168,761	GPS Participacoes e Empreendimentos S.A. [1]	519,155
67,709	PRIO S.A.	575,195
102,142	SLC Agricola S.A.	324,329
124,966	Smartfit Escola de Ginastica e Danca S.A.	468,385
		2,842,102
	CHILE — 1.0%
15,305	Antofagasta PLC	398,518
	CHINA — 19.0%
139,015	ANTA Sports Products Ltd.	1,244,294
27,547	Bilibili, Inc. - ADR *	417,337
88,100	Ecovacs Robotics Co., Ltd. - Class A	502,156
934,700	Focus Media Information Technology Co., Ltd. - Class A	749,586
68,095	Hainan Jinpan Smart Technology Co., Ltd. - Class A	380,562
384,185	Haitian International Holdings Ltd.	1,114,623
121,945	Ningbo Tuopu Group Co., Ltd. - Class A	619,525
46,900	Proya Cosmetics Co., Ltd. - Class A	595,083
56,463	Tencent Music Entertainment Group - ADR	800,645
590,285	Tongcheng Travel Holdings Ltd.	1,027,712
11,450	Yum China Holdings, Inc.	346,248
		7,797,771
	HONG KONG — 2.5%
343,318	China Resources Land Ltd.	1,026,201
	INDIA — 8.0%
62,105	360 ONE WAM Ltd.	841,862
42,916	Aegis Logistics Ltd.	426,052
423,589	Federal Bank Ltd.	1,020,860
7,944	KEI Industries Ltd.	412,112
16,964	Mahindra & Mahindra Ltd.	590,525
		3,291,411
	INDONESIA — 3.8%
12,167,810	Aspirasi Hidup Indonesia Tbk P.T.	598,942
2,125,384	Bank Negara Indonesia Persero Tbk P.T.	650,948
3,373,667	Mitra Adiperkasa Tbk P.T.	301,009
		1,550,899

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 1.7%
136,660	Corp Inmobiliaria Vesta S.A.B. de C.V.	$400,202
233,730	Grupo Traxion S.A.B. de C.V. *,1	280,762
		680,964
	SAUDI ARABIA — 3.0%
61,473	Bank AlBilad	602,517
11,496	Leejam Sports Co. JSC	612,476
		1,214,993
	SOUTH AFRICA — 3.9%
346,165	Advtech Ltd.	576,482
18,050	Anglogold Ashanti Plc	519,760
20,801	Bid Corp. Ltd.	517,738
		1,613,980
	SOUTH KOREA — 12.1%
19,670	Duk San Neolux Co., Ltd. *	495,120
14,310	Hana Financial Group, Inc.	677,980
5,179	Hansol Chemical Co., Ltd.	618,876
10,067	KIWOOM Securities Co., Ltd.	978,490
9,992	Samsung Electro-Mechanics Co., Ltd.	1,168,090
1,660	Samsung SDI Co., Ltd.	390,315
3,287	Soulbrain Co., Ltd.	634,999
		4,963,870
	TAIWAN — 22.4%
83,500	Accton Technology Corp.	1,308,886
9,780	Alchip Technologies Ltd.	796,573
79,980	Chroma ATE, Inc.	744,689
86,470	E Ink Holdings, Inc.	713,476
81,255	Ennoconn Corp.	758,804
65,400	Gold Circuit Electronics Ltd.	445,524
16,820	King Slide Works Co., Ltd.	581,599
14,674	Lotes Co., Ltd.	632,103
460,540	Nanya Technology Corp. *	810,731
73,790	Nien Made Enterprise Co., Ltd.	896,181
62,343	Yageo Corp.	1,520,279
		9,208,845
	THAILAND — 3.0%
583,146	Hana Microelectronics PCL	764,735
3,233,378	WHA Corp. PCL	476,702
		1,241,437

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TURKEY — 2.0%
42,920	BIM Birlesik Magazalar A.S.	$810,635
	UNITED ARAB EMIRATES — 1.5%
271,438	Emaar Properties PJSC	637,765
	UNITED STATES — 6.0%
112,460	Kosmos Energy Ltd. *	621,904
15,450	ON Semiconductor Corp. *	1,208,963
212,375	Samsonite International S.A. [1]	612,432
		2,443,299
	Total Common Stocks
	(Cost $35,660,664)	40,197,034

Principal Amount
	SHORT-TERM INVESTMENTS — 0.7%
$282,565	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	282,565
	Total Short-Term Investments
	(Cost $282,565)	282,565
	TOTAL INVESTMENTS — 98.7%
	(Cost $35,943,229)	40,479,599
	Other Assets in Excess of Liabilities — 1.3%	542,509
	TOTAL NET ASSETS — 100.0%	$41,022,108

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,412,349, which represents 3.44% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.